INCOME TAXES - SCHEDULE OF INCOME BEFORE INCOME TAXES AND NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S.	$ 109,457	$ 168,661	$ 173,790
Foreign	131,759	30,044	68,426
Earnings from continuing operations, before tax	$ 241,216	$ 198,705	$ 242,216